NET REVENUE - Summary of Revenue by Geographical Area Wise (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Gross revenue	R$ 51,642,876	R$ 47,697,618	R$ 19,708,104
Returns and cancellations	(644,693)	(617,140)	(73,183)
Commercial discounts and rebates	(1,238,667)	(1,062,204)	(1,292,134)
Taxes on sales	(9,594,829)	(9,096,294)	(3,898,097)
Subtotal	(11,478,189)	(10,775,638)	(5,263,414)
Total net revenue	40,164,687	36,921,980	14,444,690
Domestic market [member]
Revenue:
Gross revenue	14,329,931	15,373,742	8,907,766
Foreign market [member]
Revenue:
Gross revenue	36,894,728	31,784,934	10,739,036
Other sales [member]
Revenue:
Gross revenue	R$ 418,217	R$ 538,942	R$ 61,302